EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Balance, beginning of period	$ 59,124
Additions, net of disposals1	3,325
Investment Accounted for Using Equity Method, Share of comprehensive income	1,885
Distributions received	(1,101)
Return of Capital	(210)
Foreign currency translation and other	(738)
Balance, end of period	$ 62,285